Fair Value Measurements - Summary of Employee Benefit Plan Investment in Plan Assets (Detail) - EBP 004 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		$ 937,460,750	$ 859,315,926
Level 1 [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		341,405,938	323,660,337
Mutual funds [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		322,719,629	289,902,003
Mutual funds [Member] | Level 1 [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		322,719,629	289,902,003
Flowers Foods, Inc. Common Stock Fund [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		18,686,309	33,758,334
Flowers Foods, Inc. Common Stock Fund [Member] | Level 1 [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		18,686,309	33,758,334
Common Collective Trust [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value	[1]	$ 596,054,812	$ 535,655,589

[1]	In accordance with ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.